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(WILMER CUTLER PICKERING HALE AND DORR LLP LOGO)

March 18, 2005                                       David C. Phelan

VIA EDGAR                                            60 STATE STREET
                                                     BOSTON, MA 02109
Securities and Exchange Commission                   +1 617 526 6372
Judiciary Plaza                                      +1 617 526 5000 fax
450 Fifth Street, N.W.                               david.phelan@wilmerhale.com
Washington, DC  20549

Mail Stop 0505

      Attention: Dominic Minore, Esq.
                 Division of Investment Management

      Re:   Pioneer Floating Rate Trust (the "Fund")
            Registration Statement on Form N-2
            Registration Numbers 333-121930; 811-21654

Dear Ladies and Gentlemen:

      Attached hereto for electronic filing on behalf of the Fund pursuant to
(1) the Securities Act of 1933, as amended (the "1933 Act") and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act") and Rule 8b-11 thereunder, (3) General Instruction C to Form N-2 and (4) Regulation S-T is pre-effective amendment no. 2 to the Fund's Registration Statement on Form N-2 (the "Amendment"), including the Fund's prospectus, statement of additional information (the "SAI") and exhibit.

      The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Fund will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. No filing fees are required in connection with the transmission of this Amendment.

      This letter responds to comments of the staff of the Securities and Exchange Commission (the "Commission") transmitted orally by Mr. Dominic Minore of the Commission's staff relating to amendment No. 1 to the Fund's Registration Statement on Form N-2, filed with the Commission on March 8, 2005 (accession number: 0000950135-05-001269). For the staff's convenience, its comments are restated below, followed by the Fund's responses.

COMMENT 1. Under the heading "Portfolio Contents" on the cover of the prospectus the first paragraph refers to below investment grade obligations both as (junk) then throughout the prospectus by "commonly referred as 'junk bonds,' please include a parenthetical to state such junk bonds includes junk obligations.

    BALTIMORE     BEIJING      BERLIN      BOSTON      BRUSSELS      LONDON
MUNICH     NEW YORK     NORTHERN VIRGINIA      OXFORD       WALTHAM   WASHINGTON
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Securities and Exchange Commission
March 18, 2005
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RESPONSE 1:  Accepted.

 COMMENT 2. Under the heading "Administrative Agreement," the prospectus references a separate agreement with the Adviser where the Fund may compensate the Adviser for providing certain legal and accounting services. Supplementally, please confirm whether this separate agreement was previously filed as an exhibit; in addition please confirm whether the fee table and estimated expense ratios in the prospectus for the Fund's common shares included this compensation; and finally, please confirm whether the compensation paid is solely as reimbursement for costs incurred or whether there is any profit component included in the compensation.

RESPONSE 2. The Administration Agreement was filed as an exhibit k8 to amendment no.1 to the Registration Statement on Form N-2 in respect of the Fund's common shares on December 16, 2004 (accession number: 0000950135-04-005693). The payments, which are nominal, were reflected in the fee table and estimated expense ratios in the prospectus for the Fund's common shares. The compensation is solely for certain legal services provided by the Pioneer legal department at cost.

      In addition, the Fund has revised certain disclosure in the prospectus pertaining to the risks of investing in auctions and inquiries by the Commission as a result of recent conversations held with the Commission during the past week. The Fund has therefore revised its responses to comments 24 - 27 of the staff of the Commission transmitted by letter dated February 9, 2005, which were originally transmitted to the Commission by letter on March 8, 2005.

Securities and Exchange Commission Inquiries, page 49

COMMENT 24. Indicate the date on which the requests were received from the Securities and Exchange Commission.

RESPONSE: The Fund does not believe that details regarding this inquiry are necessary to include in the Fund's prospectus. The inquiry does not relate to the Fund and the subject of the inquiry is unrelated to the Fund. The Fund has revised the disclosure included in the prospectus to reflect the current status of discussions between the underwriters and the staff of the Commission.

COMMENT 25. Identify the "certain Broker-Dealers" that have received the referenced request for voluntary investigations. In this regard, also identify any "other participants in the auction rate securities markets" that are eligible to participate in the auction for the Preferred Shares that have received the above-referenced request.

RESPONSE: The Fund does not believe that details regarding this inquiry are necessary to include in the Fund's prospectus. The inquiry does not relate to the Fund and the subject of the inquiry is unrelated to the Fund. The Fund has revised the disclosure included in the prospectus to reflect
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Securities and Exchange Commission
March 18, 2005
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the current status of discussions between the underwriters and the staff of the
Commission.

COMMENT 26. Disclose the nature of the "practices and procedures" to which the requests for voluntary investigations relate.

RESPONSE: The Fund does not believe that details regarding this inquiry are necessary to include in the Fund's prospectus. The inquiry does not relate to the Fund and the subject of the inquiry is unrelated to the Fund. The Fund has revised the disclosure included in the prospectus to reflect the current status of discussions between the underwriters and the staff of the Commission.

COMMENT 27. Expand the last sentence to specify that the value of the Preferred Shares may also be affected.

RESPONSE: The Fund does not believe that details regarding this inquiry are necessary to include in the Fund's prospectus. The inquiry does not relate to the Fund and the subject of the inquiry is unrelated to the Fund. The Fund has revised the disclosure included in the prospectus to reflect the current status of discussions between the underwriters and the staff of the Commission.

      If you have any questions regarding any response to the comment above, please contact me at (617) 526-6372 or Julian Bobb at (617) 526-6575.

      Best regards,

      /s/ David C. Phelan

      David C. Phelan